Fair Values of Derivatives Included in Consolidated Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Not designated as hedging instrument USD ($)	Dec. 31, 2012 Not designated as hedging instrument CNY	Dec. 31, 2011 Not designated as hedging instrument CNY	Dec. 31, 2011 Not designated as hedging instrument Foreign exchange contracts Current assets CNY	Dec. 31, 2012 Not designated as hedging instrument Foreign exchange contracts Current liabilities USD ($)	Dec. 31, 2012 Not designated as hedging instrument Foreign exchange contracts Current liabilities CNY	Dec. 31, 2012 Not designated as hedging instrument Commodity contracts Current liabilities USD ($)	Dec. 31, 2012 Not designated as hedging instrument Commodity contracts Current liabilities CNY	Dec. 31, 2011 Not designated as hedging instrument Commodity contracts Current liabilities CNY	Dec. 31, 2012 Not designated as hedging instrument Interest Rate Swap Current liabilities USD ($)	Dec. 31, 2012 Not designated as hedging instrument Interest Rate Swap Current liabilities CNY	Dec. 31, 2011 Not designated as hedging instrument Interest Rate Swap Current liabilities CNY
Derivatives, Fair Value [Line Items]
Derivative contracts, current assets			29,091				29,091
Derivative contracts, current liabilities	$ 2,779	17,311	30,670	$ 2,779	17,311	30,670		$ 1,241	7,732	$ 291	1,809	25,883	$ 1,247	7,770	4,787